UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                Investment Company Act file number  811-21030
                                                  ----------------

                        ACP CONTINUUM RETURN FUND II, LLC
        -----------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                         1235 WESTLAKES DRIVE, SUITE 130
                                BERWYN, PA 19312
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               (Address of principal executive offices) (Zip code)

                                 GARY E. SHUGRUE
                          ASCENDANT CAPITAL PARTNERS LP
                         1235 WESTLAKES DRIVE, SUITE 130
                                BERWYN, PA 19312
        -----------------------------------------------------------------
                     (Name and address of agent for service)

       registrant's telephone number, including area code: (302) 791-1311
                                                          ---------------

                      Date of fiscal year end: DECEMBER 31
                                              ------------

                     Date of reporting period: JUNE 30, 2005
                                              --------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.


                               SEMI ANNUAL REPORT

                        ACP CONTINUUM RETURN FUND II, LLC
                                (IN LIQUIDATION)

                            FOR THE SIX MONTHS ENDED
                                  JUNE 30, 2005
                                   (UNAUDITED)

                               SEMI ANNUAL REPORT

                        ACP CONTINUUM RETURN FUND II, LLC
                                (IN LIQUIDATION)
                             FOR THE SIX MONTH ENDED
                                  JUNE 30, 2005
                                   (UNAUDITED)

                                TABLE OF CONTENTS

Statement of Assets and Members' Capital in Liquidation                      1
Statement of Operations in Liquidation                                       2
Statement of Changes in Members' Capital in Liquidation                      3
Statement of Cash Flows in Liquidation                                       4
Notes to Financial Statements in Liquidation                                 5

ACP CONTINUUM RETURN FUND II, LLC

                                                                   JUNE 30, 2005
ASSETS

Cash and cash equivalents                                          $       1,631
                                                                   -------------

          TOTAL ASSETS                                             $       1,631
                                                                   -------------

          MEMBERS' CAPITAL                                         $       1,631
                                                                   =============

                 See Accompanying Notes to Financial Statements

ACP CONTINUUM RETURN FUND II, LLC

STATEMENT OF OPERATIONS IN LIQUIDATION (UNAUDITED)
--------------------------------------------------------------------------------

                                                                    SIX MONTHS
                                                                  ENDED JUNE 30,
                                                                       2005
INVESTMENT INCOME
  Interest                                                        $           0
                                                                  -------------

 EXPENSES                                                         $           0
                                                                  -------------

       NET OPERATING EXPENSES                                     $           0
                                                                  -------------

       NET INVESTMENT LOSS                                        $           0
                                                                  -------------

REALIZED AND UNREALIZED GAIN ON UNDERLYING FUNDS
  Net realized loss on investments in Underlying Funds                        0
                                                                  -------------
  Net appreciation of investments in Underlying Funds                         0
                                                                  -------------

       NET REALIZED AND UNREALIZED GAIN ON UNDERLYING FUNDS                   0
                                                                  -------------

DECREASE IN MEMBERS' CAPITAL FROM OPERATIONS                      $           0
                                                                  =============

                 See Accompanying Notes to Financial Statements

ACP CONTINUUM RETURN FUND II, LLC

STATEMENT OF CHANGES IN MEMBERS' CAPITAL IN LIQUIDATION (UNAUDITED)
--------------------------------------------------------------------------------

                                                                 SIX MONTHS        FOR THE YEAR
                                                                    ENDED              ENDED
                                                               JUNE 30, 2005     DECEMBER 31, 2004
                                                                 (UNAUDITED)
Members' capital at beginning of period                        $           --      $    1,371,419

    Capital contributions                                      $           --             260,070

    Capital withdrawals                                        $           --          (1,653,729)

     Net investment loss                                       $           --             (13,545)

     Net Realized gain on investments in Underlying Funds      $           --             153,278

     Net depreciation of investments in Underlying Funds       $           --            (117,493)
                                                               --------------      --------------

            Members' capital at end of period                  $           --      $           --
                                                               ==============      ==============

                 See Accompanying Notes to Financial Statements

ACP CONTINUUM RETURN FUND II, LLC

STATEMENT OF CASH FLOWS IN LIQUIDATION (UNAUDITED)
--------------------------------------------------------------------------------

                                                                              SIX MONTHS ENDED
                                                                                JUNE 30, 2005
CASH FLOWS FROM OPERATING ACTIVITIES
Decrease in members' capital from operations                                   $           --
           Adjustments to reconcile decrease in members' capital from operations to net cash used from operating activities:
                 Decrease in receivable for redemptionof Underlying Funds      $      240,324
                 Decrease in receivable from Investment Manager                $      153,762
                 Decrease in accrued expenses                                  $     (413,782)
                                                                               --------------
           Net cash used from operating activities                             $      (19,696)
                                                                               --------------

CASH FLOWS FROM FINANCING ACTIVITIES
           Capital contributions                                                           --
           Capital withdrawals                                                             --
                                                                               --------------
           Net cash provided by financing activities                                       --
                                                                               --------------

Net decrease in cash and cash equivalents                                      $      (19,696)
Cash and cash equivalents at beginning of period                               $       21,327
                                                                               --------------
Cash and cash equivalents at end of period                                     $        1,631
                                                                               ==============

                 See Accompanying Notes to Financial Statements

ACP CONTINUUM RETURN FUND II, LLC - IN LIQUIDATION

NOTES TO FINANCIAL STATEMENTS - JUNE 30, 2005  (UNAUDITED)
--------------------------------------------------------------------------------

1). Effective December 13, 2004, the Board of Directors approved the formal liquidation of the Fund, effective December 31, 2004. As a result, the Fund changed its basis of accounting to a liquidation basis. The Fund has no assets or liabilities.

ITEM 2. CODE OF ETHICS.

Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

The registrant had no holdings during the period covered by this Form and therefore no schedule is provided

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not yet applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11. CONTROLS AND PROCEDURES.

      (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b)
            under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

      (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

      (a)(1)      Not applicable.

      (a)(2) Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

      (a)(3)      Not applicable.

      (b)         Not applicable.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)    ACP CONTINUUM RETURN FUND II, LLC
            --------------------------------------------------------------------


By (Signature and Title)*   /S/ GARY E. SHUGRUE
                         -------------------------------------------------------
                            Gary E. Shugrue, President, Chief Investment Officer
                            and Chief Financial Officer
                            (principal executive officer and principal financial
                            officer)

Date      AUGUST 11, 2005
    ----------------------------------------------------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*   /S/ GARY E. SHUGRUE
                         -------------------------------------------------------
                            Gary E. Shugrue, President, Chief Investment Officer
                            and Chief Financial Officer
                            (principal executive officer and principal financial
                            officer)

Date      AUGUST 11, 2005
    ----------------------------------------------------------------------------

* Print the name and title of each signing officer under his or her signature.